Principal Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

May 23, 2016

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:	Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Exchange-Traded Funds (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add one new fund: Principal Spectrum Preferred Securities Active ETF.
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including fund fees and expenses, portfolio managers, and updated 5% and 25% ownership information.
The Amendment consists of the following:
(1)Facing Page;
(2)Part A - a prospectus for Principal Spectrum Preferred Securities Active ETF;
(3)Part B - a Statement of Additional Information for Principal Spectrum Preferred Securities Active ETF;
(4)Part C; and
(5)Signature pages.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.
Please call me at 515-235-9328 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Adam U. Shaikh
Adam U. Shaikh
Assistant Counsel, Registrant